                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
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                         MFS GOVERNMENT SECURITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                     Date of reporting period: May 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Government
Securities Fund


                                                       [logo] M F S(R)
                                                       INVESTMENT MANAGEMENT

MFS Government Securities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           PAR AMOUNT                $ VALUE
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
BONDS - 92.9%
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AGENCY - OTHER - 3.9%
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Financing Corp., 10.7%, 2017                                                                   $ 14,360,000         $   22,587,260
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Financing Corp., 9.8%, 2018                                                                      14,975,000             22,437,582
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Financing Corp., 10.35%, 2018                                                                     8,400,000             13,115,903
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                                                                                                                    $   58,140,745
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ASSET BACKED & SECURITIZED - 0.1%
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Freddie Mac, 3.108%, 2035                                                                      $  1,610,664         $    1,602,152
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MORTGAGE BACKED - 52.3%
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Fannie Mae, 4.374%, 2013                                                                       $  2,779,126         $    2,770,102
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Fannie Mae, 4.375%, 2015                                                                         11,461,495             11,435,425
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Fannie Mae, 4.45%, 2014                                                                           3,233,962              3,226,612
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Fannie Mae, 4.5%, 2019                                                                           80,348,894             80,067,733
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Fannie Mae, 4.56%, 2015                                                                           2,437,462              2,444,462
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Fannie Mae, 4.6%, 2014                                                                            1,889,329              1,902,867
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Fannie Mae, 4.62%, 2015                                                                           3,483,595              3,509,627
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Fannie Mae, 4.65%, 2013                                                                           3,701,487              3,721,257
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Fannie Mae, 4.665%, 2015                                                                          1,644,175              1,661,044
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Fannie Mae, 4.667%, 2014                                                                          9,529,152              9,661,410
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Fannie Mae, 4.69%, 2015                                                                           1,340,144              1,356,463
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Fannie Mae, 4.7%, 2015                                                                            1,885,932              1,909,927
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Fannie Mae, 4.73%, 2012                                                                           2,899,764              2,946,716
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Fannie Mae, 4.74%, 2015                                                                           1,810,000              1,824,141
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Fannie Mae, 4.771%, 2014                                                                          7,871,220              8,037,059
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Fannie Mae, 4.785%, 2012                                                                            939,202                958,985
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Fannie Mae, 4.79%, 2012                                                                          11,265,251             11,223,604
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Fannie Mae, 4.8%, 2013                                                                            1,341,440              1,368,535
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Fannie Mae, 4.82%, 2014 - 2015                                                                    5,324,188              5,437,685
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Fannie Mae, 4.845%, 2013                                                                          3,931,524              4,025,122
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Fannie Mae, 4.846%, 2014                                                                         10,777,156             11,052,283
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Fannie Mae, 4.85%, 2015                                                                           1,494,863              1,529,802
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Fannie Mae, 4.88%, 2020                                                                           1,489,021              1,523,862
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Fannie Mae, 4.89%, 2015                                                                           1,321,263              1,355,785
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Fannie Mae, 4.92%, 2014                                                                           1,666,368              1,717,401
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Fannie Mae, 4.925%, 2015                                                                          5,264,668              5,429,189
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Fannie Mae, 5%, 2013 - 2019                                                                     150,584,145            152,505,868
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Fannie Mae, 5.06%, 2013                                                                           1,570,549              1,624,509
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Fannie Mae, 5.1%, 2014                                                                            2,042,100              2,122,526
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Fannie Mae, 5.5%, 2017 - 2034                                                                   111,346,464            113,525,594
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Fannie Mae, 6%, 2016 - 2034                                                                      82,143,971             84,661,170
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Fannie Mae, 6.5%, 2016 - 2034                                                                    42,565,710             44,333,389
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Fannie Mae, 6.984%, 2007                                                                          2,471,520              2,587,580
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Fannie Mae, 7%, 2029                                                                                264,903                280,213
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Fannie Mae, 7.5%, 2024 - 2031                                                                     1,117,663              1,198,581
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Fannie Mae, 8.5%, 2006 - 2008                                                                         4,107                  4,304
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Fannie Mae, 9%, 2005 - 2007                                                                          20,000                 20,459
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Fannie Mae TBA, 5%, 2033o                                                                        22,956,000             22,934,467
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Fannie Mae TBA, 5.5%, 2033                                                                       74,066,000             75,061,299
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Freddie Mac, 5.5%, 2033                                                                          17,121,586             17,397,885
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Freddie Mac, 6%, 2017 - 2034                                                                      7,736,609              8,018,277
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Freddie Mac, 6.5%, 2016 - 2029                                                                    4,480,922              4,665,742
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Freddie Mac, 8.5%, 2009                                                                                  84                     88
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Freddie Mac, 9%, 2020 - 2021                                                                         17,262                 18,913
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Freddie Mac, 9.5%, 2013 - 2021                                                                       25,889                 28,600
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Ginnie Mae, 5%, 2033                                                                              7,522,023              7,589,122
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Ginnie Mae, 5.5%, 2033 - 2034                                                                    59,612,019             60,947,639
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Ginnie Mae, 6%, 2034                                                                              3,595,250              3,716,618
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Ginnie Mae, 8.5%, 2006 - 2009                                                                       451,258                482,599
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Ginnie Mae, 9.5%, 2009                                                                              155,618                166,343
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Ginnie Mae, 11.5%, 2010 - 2018                                                                       45,757                 50,850
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                                                                                                                    $  786,039,733
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U.S. GOVERNMENT AGENCIES - 25.3%
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Aid to Israel, 0%, 2024                                                                        $ 14,262,000         $    5,730,892
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Aid to Israel, 5.5%, 2023                                                                        16,567,000             18,286,406
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Empresa Energetica Cornito Ltd., 6.07%, 2010                                                      7,851,000              8,176,424
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Fannie Mae, 3.125%, 2007                                                                         50,000,000             49,080,300
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Fannie Mae, 3.41%, 2007                                                                          12,397,000             12,250,691
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Fannie Mae, 4.25%, 2007                                                                          30,000,000             30,098,790
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Fannie Mae, 4.625%, 2014                                                                         23,432,000             23,918,097
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Fannie Mae, 5.5%, 2011                                                                           77,391,000             82,742,046
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Freddie Mac, 4.875%, 2013                                                                         9,555,000              9,963,151
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Freddie Mac, 5.05%, 2015                                                                         13,957,000             14,140,632
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Overseas Private Investment Corp., 0%, 2007                                                       6,757,742              6,778,486
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Small Business Administration, 4.34%, 2024                                                        4,382,509              4,328,686
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Small Business Administration, 4.72%, 2024                                                        8,049,687              8,119,348
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Small Business Administration, 4.77%, 2024                                                        6,592,171              6,662,123
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Small Business Administration, 4.86%, 2024 - 2025                                                10,243,980             10,386,186
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Small Business Administration, 4.87%, 2024                                                        6,032,000              6,119,215
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Small Business Administration, 4.88%, 2024                                                        3,677,315              3,732,452
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Small Business Administration, 4.89%, 2023                                                        7,901,988              8,038,946
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Small Business Administration, 4.98%, 2023                                                        2,925,419              2,987,849
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Small Business Administration, 4.99%, 2024                                                        5,251,814              5,361,776
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Small Business Administration, 5.11%, 2025                                                        5,259,000              5,396,699
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Small Business Administration, 5.18%, 2024                                                        7,377,439              7,603,446
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Small Business Administration, 5.19%, 2024                                                        4,986,249              5,140,960
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Small Business Administration, 5.52%, 2024                                                        4,705,832              4,925,390
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Small Business Administration, 6.07%, 2022                                                        3,992,446              4,247,560
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Small Business Administration, 6.34%, 2021                                                        4,728,886              5,069,753
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Small Business Administration, 6.35%, 2021                                                        4,013,396              4,301,371
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Small Business Administration, 6.44%, 2021                                                        4,342,830              4,663,234
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Small Business Administration, 6.625%, 2021                                                       4,159,110              4,522,191
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Small Business Administration, 8.625%, 2011                                                         316,915                335,342
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Small Business Administration, 8.8%, 2011                                                           203,346                216,336
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Small Business Administration, 9.05%, 2009                                                           53,811                 56,745
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Small Business Administration, 9.1%, 2009                                                           108,707                114,423
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Small Business Administration, 9.25%, 2010                                                          120,997                128,298
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Small Business Administration, 9.3%, 2010                                                           204,830                219,188
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Small Business Administration, 9.5%, 2010                                                           148,812                158,789
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Small Business Administration, 9.65%, 2010                                                          207,615                222,511
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Small Business Administration, 9.7%, 2010                                                            98,455                105,408
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Small Business Administration, 9.9%, 2008                                                            42,702                 44,989
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Small Business Administration, 10.05%, 2008 - 2009                                                   20,827                 22,089
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                       7,000,000              7,743,757
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                       6,599,000              7,045,706
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                                                                                                                    $  379,186,681
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U.S. TREASURY OBLIGATIONS - 11.3%
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U.S. Treasury Bonds, 6.875%, 2025                                                              $  1,307,000         $    1,737,136
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U.S. Treasury Bonds, 6%, 2026                                                                    12,246,000             14,876,502
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U.S. Treasury Bonds, 5.25%, 2028                                                                 10,509,000             11,793,484
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U.S. Treasury Bonds, 6.25%, 2030                                                                  6,166,000              7,888,867
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U.S. Treasury Notes, 6.5%, 2006                                                                  32,000,000             33,267,488
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U.S. Treasury Notes, 3.375%, 2007                                                                27,136,998             28,238,380
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U.S. Treasury Notes, 3.625%, 2008###                                                             23,666,817             25,235,667
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U.S. Treasury Notes, 5.5%, 2008                                                                   7,703,000              8,075,810
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U.S. Treasury Notes, 5.625%, 2008                                                                 9,678,000             10,211,045
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U.S. Treasury Notes, 6%, 2009                                                                     4,566,000              4,966,950
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U.S. Treasury Notes, 2%, 2014                                                                    22,353,593             23,131,610
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U.S. Treasury STRIPS (Interest Only), 0%, 2016                                                      811,000                511,048
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                                                                                                                    $  169,933,987
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Total Bonds (Identified Cost, $1,373,190,453)                                                                       $1,394,903,298
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REPURCHASE AGREEMENTS - 13.4%
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Goldman Sachs, 3%, dated 5/31/05, due 6/01/05, total to be received $52,030,336
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)                                                                                $ 52,026,000         $   52,026,000
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Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $149,610,674
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                        149,598,000            149,598,000
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Total Repurchase Agreements, at Cost                                                                                $  201,624,000
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Total Investments (Identified Cost, $1,574,814,453)                                                                 $1,596,527,298
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OTHER ASSETS, LESS LIABILITIES-(6.3)%                                                                                  (94,266,104)
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Net Assets - 100.0%                                                                                                 $1,502,261,194
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### All or a portion of the security has been segregated as collateral for an open futures contract.
  o All or a portion of this security is subject to dollar roll transactions.

Abbreviations:
STRIPS = Separate Trading of Registered Interest and Principal of Securities.
TBA = To Be Announced.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

Aggregate Cost                                                $ 1,583,091,782
                                                              ===============
Gross unrealized appreciation                                 $    19,468,052
Gross unrealized depreciation                                      (6,032,536)
                                                              ---------------
Net unrealized appreciation(depreciation)                     $    13,435,516
                                                              ===============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                   Expiration     Contracts  Position  (Depreciation)
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U.S. Treasury Notes
  5 Year                    September 2005      625       Short     $ (12,341)
                                                                    ==========

At May 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

A prospectus for any MFS Product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS
Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT SECURITIES FUND
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
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* Print name and title of each signing officer under his or her signature.